Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Fundamental Investors
Entity Central Index Key	0000039473
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fundamental Investors Class A - ANCFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class A
Trading Symbol	ANCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.58% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class C - AFICX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class C
Trading Symbol	AFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.33% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class T - TFFFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class T
Trading Symbol	TFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-1 - AFIFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-1
Trading Symbol	AFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.64% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-2 - FINFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-2
Trading Symbol	FINFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-3 - FUNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-3
Trading Symbol	FUNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-A - CFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-A
Trading Symbol	CFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-C - CFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-C
Trading Symbol	CFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.38% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-E - CFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-E
Trading Symbol	CFNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.85% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-T - TIIIX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-T
Trading Symbol	TIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-1 - CFNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-1
Trading Symbol	CFNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.45% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-2 - FFXFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-2
Trading Symbol	FFXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.37% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-3 - FEEFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-3
Trading Symbol	FEEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-1 - RFNAX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-1
Trading Symbol	RFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.36% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2 - RFNBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2
Trading Symbol	RFNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.37% *
*Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2E- RFEBX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2E
Trading Symbol	RFEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.07% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-3 - RFNCX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-3
Trading Symbol	RFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.92% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-4 - RFNEX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-4
Trading Symbol	RFNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5E - RFNHX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5E
Trading Symbol	RFNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5 - RFNFX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5
Trading Symbol	RFNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.33% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-6 - RFNGX
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-6
Trading Symbol	RFNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 152,237,000,000
Holdings Count | Holding	228
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.